Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Assumptions used to Determined the Estimated Fair Value of Options using the Binomial Option Pricing Model

The Company determined the estimated fair value of the options on the respective grant dates using the binomial option pricing model with the assistance from an independent valuation firm, with the following assumptions used in the years ended December 31, 2017, 2018 and 2019.

	For the years ended December 31,
Grant date	2017	2018	2019
Risk-free interest rate	2.84%-2.97%	3.40%	2.51%
Volatility	45%-47%	46%	55%
Dividend yield	—	—	—
Exercise multiples	2.2-2.8	2.2-2.8	2.8
Life of options	7.0	7.0	7.0
Fair value of underlying ordinary shares	29.46-48.31	49.67	20.57

Summary of Stock Options Activity

The activity in stock options as of December 31, 2019, and changes during the year then ended is presented below:

	Outstanding options
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Options outstanding at January 1, 2019	22,467,373	37.77
Granted	8,879,986	0.01
Exercised	8,987,646	0.10
Forfeited	713,481	38.52
Options outstanding at December 31, 2019	21,646,232	37.78	4.77	123,239
Options vested and expected to vest as of December 31, 2019	21,646,232	37.78	4.77	123,239
Option exercisable as of December 31, 2019	15,841,720	38.13	4.77	91,607